Average Annual Total Returns{- Energy Portfolio} - 02.28 Select Portfolios: Group 3 Energy Sector PRO-19 - Energy Portfolio	Energy Portfolio-Default Return Before Taxes Past 1 year	Energy Portfolio-Default Return Before Taxes Past 5 years	Energy Portfolio-Default Return Before Taxes Past 10 years	Energy Portfolio-Default After Taxes on Distributions Past 1 year	Energy Portfolio-Default After Taxes on Distributions Past 5 years	Energy Portfolio-Default After Taxes on Distributions Past 10 years	Energy Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Energy Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Energy Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	55.35%	(3.38%)	0.17%	54.48%	(3.87%)	(0.67%)	33.32%	(2.58%)	0.17%	28.71%	18.47%	16.55%	56.26%	(2.15%)	0.48%